Bank Borrowings (Parenthetical) (Details)	Dec. 31, 2020	Dec. 31, 2019
Minimum [Member]
Bank borrowings
Interest rate	5.00%
Maximum
Bank borrowings
Interest rate	15.00%
1-year revolving loan denominated in RMB | Minimum [Member]
Bank borrowings
Interest rate	4.50%	4.76%
1-year revolving loan denominated in RMB | Maximum
Bank borrowings
Interest rate	5.22%	5.22%
Half-year revolving loans denominated in RMB | Minimum [Member]
Bank borrowings
Interest rate	3.45%	4.75%
Half-year revolving loans denominated in RMB | Maximum
Bank borrowings
Interest rate	6.35%	7.00%
1-year revolving loan denominated in US$ | Minimum [Member]
Bank borrowings
Interest rate		2.76%
1-year revolving loan denominated in US$ | Maximum
Bank borrowings
Interest rate		2.90%
Revolving service trade loan denominated in HK$ | Minimum [Member]
Bank borrowings
Interest rate	4.03%	6.01%
Revolving service trade loan denominated in HK$ | Maximum
Bank borrowings
Interest rate	4.43%	6.35%
Rollover period revolving loan denominated in US$
Bank borrowings
Interest rate	4.59%	6.01%
3-month revolving loan denominated in RMB
Bank borrowings
Interest rate	3.25%